LIQUIDITY AND MANAGEMENT'S PLAN (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Oct. 01, 2012	Oct. 01, 2011	Sep. 30, 2010
Agreement [Line Items]
Accumulated deficit	$ (197,654,754)		$ (197,654,754)		$ (186,693,611)	$ (169,007,139)	$ (161,856,427)
Net loss	(1,919,057)	(2,135,612)	(10,961,143)	(13,968,001)	(17,686,472)	(7,150,712)	(10,515,124)
Operating cash flow			(6,271,019)	(5,696,917)	(7,870,353)	(3,960,679)	(3,761,716)
Working capital	1,106,719		1,106,719		6,091,555
Cash and cash equivalents	2,025,716	1,831,791	2,025,716	1,831,791	6,360,301	724,782	2,747,294	724,782	2,747,294	17,618
Proceeds from issuance of private placement			2,145,956
Positive working capital						509,804
Securities Purchase Agreement With Crede CG II Ltd
Agreement [Line Items]
Capital raised						7,500,000
Gross proceeds from raising of capital						$ 2,000,000